NOTES PAYABLE (Details Narrative) - USD ($)													1 Months Ended															2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 11, 2021	Mar. 08, 2021	Feb. 02, 2021	Dec. 15, 2020	Feb. 04, 2020	Jun. 04, 2019	May 07, 2019	Feb. 07, 2019	Jan. 11, 2019	Oct. 09, 2018	Sep. 13, 2018	Mar. 08, 2010	Jun. 22, 2021	Feb. 28, 2021	Dec. 31, 2020	Mar. 31, 2020	Nov. 30, 2019	Jun. 19, 2019	Apr. 24, 2019	Mar. 25, 2019	Feb. 27, 2019	Feb. 20, 2019	Jan. 31, 2019	Jan. 17, 2019	Oct. 16, 2018	Sep. 18, 2018	Mar. 23, 2011	Mar. 26, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020	Feb. 22, 2021	May 14, 2019	Apr. 30, 2019	Jan. 28, 2011
Extinguish of principal balance																															$ 9,225
Proceeds from issuance of debt																															$ 78,500	$ 0	$ 163,500	$ 365,300
Debt instrument converted principal amount																																	$ 40,000
Common stock shares issued																	7,628												17,820,362		17,820,362		3,251,641	1,335,283
Debt issue discount																													$ 0		$ 0		$ 235	$ 1,377
Convertible notes payable, net																													370,000		370,000		532,000	1,728,180
Gain on settlement of debt																													196,166	$ 0	136,310	$ 0	605,010	8,555
Fourth amendment [Member]
Proceeds from issuance of debt				$ 75,000
Debt issue discount				5,000
Convertible notes payable, net																													40,000		40,000
Principal amount				$ 80,000				$ 56,500																					$ 80,000		80,000		80,000
Amendment description				the Company entered into a fourth amendment to certain convertible notes with GS ($110,000 note dated September 13, 2018, $70,000 note dated September 18, 2018, $600,000 note dated October 5, 2018, and $110,000 note dated February 20, 2019) to extend the notes due dates from December 20, 2020 to December 31, 2020
Interest rate				18.00%
Fifth amendment [Member]
Principal amount																										$ 600,000
Increased principal amount															$ 80,000
Vista [Member]
Debt instrument converted principal amount																																	106,440
Gain on settlement of debt																																	16,760
GS Capital [Member]
Principal amount																																	82,000
Fees and expenses																															$ 3,500
Maturity date													Dec. 31, 2021
Interest rate																													10.00%		10.00%
January 22, 2020 [Member]
Principal amount																													$ 6,500		$ 6,500		6,500
December 27, 2019 [Member]
Principal amount																													10,000		10,000
Accrued fees																																	10,000
December 27, 2019 One [Member]
Extinguish of principal balance																																	281
Principal amount																													$ 10,000		$ 10,000
Accrued fees																																	10,000
May 14, 2020 [Member]
Common stock shares issued																													3,090,909		3,090,909
Principal amount																													$ 34,000		$ 34,000		34,000
Paid in cash																													2,287		2,287
Accrued fees																																	$ 34,000
September 9, 2020 [Member]
Extinguish of principal balance																															775
Common stock shares issued																																	775
Principal amount																													10,000		10,000		$ 10,000
Paid in cash																													$ 505		505
Convertible Note One [Member]
Extinguish of principal balance																															$ 9,719
Common stock shares issued																													971,906		971,906
Paid in cash																													$ 856		$ 856
Convertible Note [Member]
Extinguish of principal balance																															$ 10,000
Common stock shares issued																													639,318		639,318
Paid in cash																													$ 863		$ 863
Convertible Note [Member] | Vista [Member]
Proceeds from issuance of debt																									$ 20,000
Debt instrument converted principal amount																																		79,320
Debt issue discount											$ 10,000														200,000
Gain on settlement of debt																																	1,380
Principal amount	$ 250,000										$ 550,000														$ 246,400								1,380	1,380		$ 123,200	$ 80,700
Maturity date	Mar. 11, 2022
Interest rate	10.00%
Original issue discount description											An original issue discount equal to 10% of each advance will be added to principal
Initial advance amount											$ 100,000
Interest charges, amount											$ 13,200
Interest charge, percentage charges											12.00%
Convertible Note Two [Member]
Debt instrument converted principal amount																															$ 5,000
Common stock shares issued																													590,909		590,909
Paid in cash																													$ 538		$ 538
Convertible Notes [Member] | Coventry Enterprises, LLC [Member]
Proceeds from issuance of debt																					$ 52,500
Debt instrument converted principal amount																																	2,009	52,991
Debt instrument converted interest amount																																	717	33,669
Principal amount																																		2,009			55,000
Fees and expenses																					$ 2,500
Maturity date																					Feb. 27, 2020
Convertible note payable interest rate																					10.00%
Amendment description																					Coventry, at any time at its option, could convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to and including the day the notice of conversion is received by the Company
Convertible Notes [Member] | GS One [Member]
Debt instrument converted principal amount																																	110,000
Debt instrument converted interest amount																																	24,019
Gain on settlement of debt																																	5,774
Convertible Notes Payable [Member] | Accredited investor one [Member]
Convertible notes payable, net																													90,000		90,000		0	70,000
Convertible Notes Payable [Member] | Accredited investor two [Member]
Convertible notes payable, net																													0		0		80,000	600,000
Convertible Notes Payable [Member] | Accredited investor three [Member]
Convertible notes payable, net																													200,000		200,000		200,000	200,000
Convertible Notes Payable [Member] | Accredited investor four [Member]
Convertible notes payable, net																													90,000		90,000		82,000	90,000
Convertible Notes Payable [Member] | Accredited investor [Member]
Proceeds from issuance of debt												$ 35,000
Convertible notes payable, net																													200,000		200,000		0	24,700
Consulting expense												15,000
Issuance of convertible note			$ 514,900									$ 50,000
Conversion price of debt																																						$ 1.00
Fixed conversion price per share												$ 3.70
Repayment of debt																											$ 25,000
Convertible Notes Payable [Member] | June 22, 2021 [Member]
Debt issue discount																													78,500		78,500
Principal amount																													$ 82,000		$ 82,000
Terms of conversion feature																															the note into shares of common stock at a price of $0.015 per share and thereafter at 34% discount from the average of the two lowest trading prices during the 15 prior trading days including the day of conversion. The Company could redeem the note at redemption prices ranging from 110% to 118% during the first 180 days after issuance
Fees and expenses																															$ 3,500
Interest rate																													10.00%		10.00%
One44 Capital LLC [Member] | Convertible Note [Member] | January 11, 2019 [Member]
Proceeds from issuance of debt									$ 114,000
Debt instrument converted principal amount																																	54,400	60,600
Debt instrument converted interest amount																																	11,601	3,720
Gain on settlement of debt																																	6,170
Principal amount									$ 120,000																									59,400
Terms of conversion feature									One44, at any time at its option, could convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to and including the day the notice of conversion is received by the Company, with a floor of $0.03 per share
Fees and expenses									$ 6,000
Maturity date									Jan. 11, 2020
Convertible note payable interest rate									10.00%
JSJ Investments, Inc [Member] | March 8, 2021 [Member]
Principal amount																													$ 75,000		$ 75,000
Convertible note payable interest rate																															10.00%
JSJ Investments, Inc [Member] | Convertible Note [Member]
Proceeds from issuance of debt																								$ 122,000
Debt instrument converted principal amount																																	53,028	82,672
Debt instrument converted interest amount																																	20,658
Principal amount		$ 75,000																						$ 125,000										53,028
Terms of conversion feature																								JSJ, at any time at its option, could convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at $0.03 per share or, upon the occurrence of certain defined defaults, at a 42% discount to the lowest trading price during the 20 days prior to the date the notice of conversion is received by the Company. The note matured on January 17, 2020 and was in default as of April 30, 2020
Fees and expenses																								$ 3,000
Maturity date		Mar. 08, 2022																			Feb. 27, 2020			Jan. 17, 2020
Convertible note payable interest rate		10.00%																						12.00%
Geneva Roth Remark Holdings, Inc. [Member]
Debt instrument converted principal amount																																	56,287
Gain on settlement of debt																																	11,372
Geneva Roth Remark Holdings, Inc. [Member] | Convertible Note [Member]
Proceeds from issuance of debt						$ 50,000		50,000
Debt instrument converted principal amount								3,500																									35,900	20,600
Debt issue discount						3,500
Debt instrument converted interest amount																																	3,180
Principal amount						$ 56,500		$ 56,500												$ 56,500														35,900			56,500
Terms of conversion feature						Geneva, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 29% discount from the lowest trading price during the 20 days prior to conversion. The note matures on September 4, 2020. The Company may redeem the note at redemption prices ranging from 105% to 130% during the first 180 days after issuance. The Company may not redeem the note after the first 180 days after issuance. The note had a principal balance of $56,500 as of April 30, 2020		Geneva, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock beginning 180 days following the date of the note at a 29% discount from the lowest trading price during the 20 days prior to conversion												Geneva, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock beginning 180 days following the date of the note at a 29% discount from the lowest trading price during the 20 days prior to conversion. The note matures on June 25, 2020. The Company may redeem the note at redemption prices ranging from 105% to 130% during the first 180 days after issuance
Fees and expenses								$ 3,000												$ 3,000
Maturity date								May 07, 2020												Jun. 25, 2020
Interest rate								10.00%												9.00%
GS Capital Partners, LLC [Member] | Convertible Note [Member]
Proceeds from issuance of debt										$ 550,000	$ 100,000											$ 100,000				56,589		$ 78,500
Debt instrument converted principal amount																																	24,700	85,300
Debt instrument converted interest amount																																	5,788	7,226
Gain on settlement of debt																																	6,379
Principal amount					$ 90,000					$ 600,000	$ 110,000					$ 200,000						110,000				$ 70,000		$ 82,000	200,000		$ 200,000		200,000	24,700	$ 1,000,000		110,000
Terms of conversion feature				GS, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion (with a floor of $3.00 per share during the first six months after issuance).	GS, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion (with a floor of $3.00 per share during the first six months after issuance.)					GS, at its option on and after the six-month anniversary of the date of issuance, may convert the unpaid principal balance of, and accrued interest on, the debentures into shares of common stock thereafter at a 40% discount from the average of the three lowest trading price during the 25 days prior to conversion. The maturity date of the debenture has been extended to December 31, 2021 and the interest rate raised to 18%. The Company may redeem the debenture at redemption prices ranging from 112% to 137% during the first 180 days after issuance	the note has been extended to December 31, 2021 and the interest rate increased to 18%. The Company may redeem the note at redemption prices ranging from 115% to 135% during the first 180 days after issuance				GS, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion (with a floor of $3.00 per share during the first six months after issuance).	GS, at its option, could convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a price of $0.015 per share and thereafter at 34% discount from the lowest trading price during the 15 days prior to conversion. The Company could redeem the note at redemption prices ranging from 110% to 118% during the first 180 days after issuance										the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion (with a floor of $3.00 per share during the first six months after issuance.)		kk
Fees and expenses											$ 5,500											$ 5,500						$ 3,500
Maturity date					Feb. 04, 2020					Dec. 31, 2021						Nov. 30, 2020						Nov. 20, 2020
Convertible note payable interest rate					18.00%					10.00%						18.00%
Discount on issuance of debt										$ 50,000	$ 4,500											$ 4,500
Auctus Fund, LLC [Member]
Proceeds from issuance of debt																							$ 112,250
Debt instrument converted principal amount																																		33,669
Principal amount																							$ 125,000											91,331			125,000
Interest rate																							10.00%
Fee and expenses																							$ 12,750
EMA Financial, LLC [Member] | Convertible Note [Member]
Proceeds from issuance of debt																			$ 50,000
Debt instrument converted principal amount																																	131,958	37,635
Gain on settlement of debt																																	15,076
Payment in cash																																	3,462
Principal amount																			$ 55,000															42,365			$ 55,000
Terms of conversion feature																			the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to the day the notice of conversion is received by the Company. The note matured on January 24, 2020 and was in default as of April 30, 2020. During the first 180 days the Note was in effect, the Company could redeem the note at redemption prices ranging from 120% to $140%. The Company could not redeem the note after 180 days from the issuance date
Fees and expenses																			$ 3,750
Maturity date																			Jan. 24, 2020
Interest rate																			10.00%
Penalty														$ 93,055			$ 25,000
Geneva Roth Remark Holdings, Inc. One [Member]
Debt instrument converted principal amount																																	55,015
Gain on settlement of debt																																	12,097
Vista Capital Investments, Inc [Member] | March 11, 2021 [Member]
Principal amount																													$ 250,000		$ 250,000
Convertible note payable interest rate																															10.00%
Odyssey Capital Funding LLC One [Member]
Debt instrument converted principal amount																																	220,500
Debt instrument converted interest amount																																	37,454
Gain on settlement of debt																																	53,129
Payment in cash																																	35,736
Odyssey Capital Funding LLC [Member]
Proceeds from issuance of debt							$ 95,000
Debt instrument converted principal amount																																	97,100
Debt instrument converted interest amount																																	17,574
Gain on settlement of debt																																	$ 26,851
Principal amount							100,000											$ 250,000																$ 100,000
Fees and expenses							$ 5,000											$ 25,000
Maturity date							May 07, 2020											Jun. 19, 2020
Interest rate							10.00%											10.00%
Original issue discount description							Odyssey, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to and including the conversion date (with a floor of $0.03 per share for the six months following the date of the note).											Odyssey, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of common stock at a 40% discount from the lowest trading price during the 20 days prior to and including the date of conversion (with a floor of $0.03 per share for the six months following the date of the note).